Accounts Receivable and Other Receivables - Additional Information (Detail) - Non Accrual [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021
Accounts Receivables [Line Items]
Payment period of term loan	revolving lines of credit and /or installment plans under which the payment terms exceed one year
Outstanding amount of receivables	$ 5.6	$ 5.7